SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,580,486
Financial Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	192,600
Merchandise [Member]
Disaggregation of Revenue [Line Items]
Total revenue	181,771
Tickets [Member]
Disaggregation of Revenue [Line Items]
Total revenue	48,618
Merchant Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenue	459,103
NFT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	23,275
Service Production [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 675,119